Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	Sep. 30, 2018	Mar. 31, 2018
Consolidated statement of cash flows
Cash and cash equivalents	€ 6,962	€ 4,674
Cash and cash equivalents in assets held for sale	0	727
Bank overdrafts	€ 18	€ 7